[PHOTO OF BUILDING]

COLONIAL CALIFORNIA TAX-EXEMPT FUND    SEMIANNUAL REPORT

July 31, 1998


NOT FDIC
INSURED

MAY LOSE VALUE
NO BANK GUARANTEE

                 COLONIAL CALIFORNIA TAX-EXEMPT FUND HIGHLIGHTS FEBRUARY 1, 1998
                        - JULY 31, 1998

INVESTMENT OBJECTIVE: Colonial California Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and California state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned for a declining interest rate environment. Interest rates varied considerably, but were essentially unchanged between the beginning and the end of the period. While the lack of a strong market direction restrained performance of the portfolio's more interest rate sensitive bonds, California's strong economy and sound fiscal management supported the prices of many of the Fund's holdings during the period."

                                                                   - Gary Swayze

                 COLONIAL CALIFORNIA TAX-EXEMPT FUND PERFORMANCE

                                                       CLASS A          CLASS B       CLASS C
Inception dates                                        6/16/86          8/4/92        8/1/97

Distributions declared per share (1)                    $0.221          $0.191        $0.203

SEC yields on 7/31/98 (2)                                 3.89%           3.33%         3.63%

Taxable-equivalent SEC yields (3)                         7.10%           6.08%         6.63%

Six-month total returns, assuming                         1.34%           0.94%         1.10%(4)
reinvestment of all distributions and
no sales charge or contingent deferred
sales charge (CDSC)

Net asset value per share on 7/31/98                     $7.60           $7.60         $7.60

(1) A portion of the Fund's income may be subject to the alternative minimum tax.

(2) The 30-day SEC yields on July 31, 1998, reflect the portfolio's earning power, net of expenses, and is expressed as an annualized percentage of the maximum offering price at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 3.33%.

(3) Taxable-equivalent SEC yields are based on the combined maximum effective 45.22% federal and California state income tax rate.

(4) Performance results reflect any voluntary waiver of expenses by the Distributor. Absent this waiver, performance results would have been lower.

(5) The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and will be taxable when distributed.

QUALITY BREAKDOWN  (as of 7/31/98)                          TOP FIVE SECTORS  (as of 7/31/98)
AAA                           73.1%                         Local Appropriated             18.0%
AA                             3.8%                         Special Property Tax           17.6%
A                              4.3%                         Refunded/Escrowed              16.3%
BBB                           10.1%                         Local General Obligations       8.3%
Non-rated                      7.2%                         Water & Sewer                   6.7%
Short-Term Obligations         1.5%

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.

[PHOTO OF STEPHEN E. GIBSON]

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

In June 1998, Harold Cogger retired as president of Colonial California Tax-Exempt Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial California Tax-Exempt Fund for the six-month period ended July 31, 1998.

Conditions for fixed-income investments varied during the period. Early on, interest rates were volatile, based on uncertainty over the effects of the Asian economic crisis on the U.S. economy. However, reports of stronger-than-expected economic growth during the spring had investors fearing the Federal Reserve Board might raise rates. In response, bond prices fell. This environment prevailed until the final months of the period, when weaker economic numbers hinting at slower growth encouraged fixed-income investors.

The tax-exempt bond market experienced price volatility similar to that of the broader U.S. government bond market. Early in the period, declines in long-term interest rates that occurred in the fourth quarter of 1997 helped stimulate the supply of municipal bonds. Many issuers rushed to take advantage of low rates to refinance existing higher-coupon debt, as well as to finance new projects. The market found it difficult to absorb the unusually large increase in supply, and prices declined early in 1998. During the six-month period, municipal bond yields became very attractive in comparison to Treasury bonds. The increased investor demand that followed helped push municipal bond prices higher towards the end of July.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial California Tax-Exempt Fund remains a suitable option for their investment portfolios.

Respectfully,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
September 11, 1998




Because market conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue.

                            PORTFOLIO MANAGER REPORT

GARY SWAYZE is portfolio manager of Colonial California Tax-Exempt Fund and is vice president of Colonial Management Associates, Inc.

VARIABLE ECONOMIC AND MARKET CONDITIONS PREVAILED

Conditions for fixed-income investments varied during the period as investors weighed the fundamental strength of the U.S. economy against the potential for an economic slowdown caused by the crisis in Southeast Asia. Market sentiment regarding the likelihood of an interest rate increase by the Federal Reserve Board changed several times during the period. Uncertainty about the domestic economy's ability to produce continued growth without inflation caused bond prices to alternately rise and fall for much of the period. Bond prices rallied modestly near the end of July as the Federal Reserve Board signaled that no change in interest rates was imminent.

Like the broader bond market, the tax-exempt market also experienced alternately declining and rising prices. Supply and demand factors contributed to this volatility. Declines in long-term interest rates during the fourth quarter of 1997 led to an increased supply of municipal bonds that the market initially found difficult to absorb. However, as prices declined, investor demand increased again, pushing prices back up during the second half of the period.

FUND WAS POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES

Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. During the last half of 1997, the portfolio benefited from its holdings in discount and non-callable bonds, which tend to perform well in a declining-rate environment. However, in the most recent six-month period, bond prices were volatile, reflecting investors' changing expectations about the strength and direction of the nation's economy. This vacillating bond market had a somewhat dampening effect on the performance of the Fund's discount and non-callable holdings. For the six months ended July 31, 1998, the total return for Class A shares was 1.34%, based on net asset value.

ASIAN WOES MAY IMPACT CALIFORNIA'S ECONOMY

During the period, unemployment rates in California dipped to their lowest level since 1990. Employment was strong in both the manufacturing and service sectors. Construction activity continued to be robust and home sales were also strong, with prices firm and inventories decreasing. That said, we expect that the economic crisis in Southeast Asia will restrain the rate of California's growth over the next few quarters. For example, California is the largest recipient of direct foreign investment in the nation. This includes complete or partial purchases of companies and the establishment of new subsidiaries or joint ventures. Since 1980, Japan has consistently been the largest foreign investor in California, with investments totaling $34.3 billion in 1995. Japanese companies have also provided California residents with over 144,000 jobs, the largest of any foreign employer in the state. In addition to potential losses of foreign investment funds, California's export economy may shrink. We have already observed a shift in the import/export mix at various California ports, such as Los Angeles. However, while we expect the state's growth to slow down somewhat, we do not anticipate that California's economic revival will be derailed since many of the industries that have propelled the state's economy should continue to enjoy strong demand from domestic consumers. This should offset declining demand in the Asian markets.


OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT

Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. The economic slowdown in Asia should keep the U.S. economy from growing too fast. The current federal budget surplus may limit the government's need to borrow money, and thus, the need to issue Treasury securities. This could help create higher demand for alternative fixed-income investments, including tax-exempt bonds.

Considering these factors, the Fund will remain positioned for a declining interest rate environment. However, we believe interest rates will continue to vary in the months to come, given the vast changes occurring in economies abroad. Nonetheless, indications continue to point towards declining yields for municipal bonds.

        COLONIAL CALIFORNIA TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                    Growth of $10,000 from 7/31/88 - 7/31/98

                                 CLASS A SHARES
                              Based on NAV and POP

                                  [LINE GRAPH]


CCATF               NAV            POP            Lehman

Jul 31, 88          10000          9525           10000
Oct 31, 88          10374          9881           10369
Jan 31, 89          10647          10142          10594
Apr 28, 89          10771          10260          10697
Jul 31, 89          11192          10661          11218
Oct 31, 89          11177          10646          11210
Jan 31, 90          11341          10803          11445
Apr 30, 90          11396          10854          11467
Jul 31, 90          11870          11306          11995
Oct 31, 90          11843          11281          12042
Jan 31, 91          12242          11660          12503
Apr 30, 91          12504          11910          12785
Jul 31, 91          12771          12164          13043
Oct 31, 91          13206          12579          13507
Jan 31, 92          13493          12852          13867
Apr 30, 92          13630          12982          14000
Jul 31, 92          14367          13685          14835
Oct 30, 92          14085          13416          14641
Jan 29, 93          14667          13970          15230
Apr 30, 93          15116          14398          15772
Jul 30, 93          15381          14650          16146
Oct 29, 93          15893          15138          16702
Jan 31, 94          16198          15429          17098
Apr 29, 94          15170          14449          16112
Jul 29, 94          15415          14682          16449
Oct 31, 94          14897          14190          15975
Jan 31, 95          15415          14683          16489
Apr 28, 95          16067          15304          17184
Jul 31, 95          16334          15558          17744
Oct 31, 95          17088          16276          18345
Jan 31, 96          17848          17000          18971
Apr 30, 96          17337          16513          18550
Jul 31, 96          17719          16877          18914
Oct 31, 96          18195          17331          19391
Jan 31, 97          18380          17507          19700
Apr 30, 97          18391          17517          19780
Jul 31, 97          19597          18666          20854
Oct 31, 97          19705          18769          21038
Jan 30, 98          20412          19442          21692
Apr 30, 98          20142          19186          21620
Jul 31, 98          20685          19702          22103


                 Growth of a $10,000 investment made on 7/31/88
                                  As of 7/31/98



           CLASS A                         CLASS B                        CLASS C
       NAV          POP              NAV          W/CDSC               NAV       W/CDSC
----------------------------------------------------------------------------------------
     $20,685      $19,702         $19,782        $19,782            $20,590     $20,590
----------------------------------------------------------------------------------------



                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 7/31/98

                            CLASS A                 CLASS B                  CLASS C
INCEPTION                    6/16/86                8/4/92                   8/1/97
                         NAV        POP         NAV        W/CDSC       NAV       W/CDSC
------------------------------------------------------------------------------------------
1 year                   5.55%      0.54%       4.75%     (0.22)%       5.07%        4.07%
------------------------------------------------------------------------------------------
5 years                  6.10       5.08        5.31       4.98         6.01         6.01
------------------------------------------------------------------------------------------
10 years                 7.54       7.02        7.06       7.06         7.49         7.49
------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

                              INVESTMENT PORTFOLIO
                     JULY 31, 1998 (UNAUDITED, IN THOUSANDS)

       MUNICIPAL BONDS - 97.7%                                               PAR       VALUE
       ---------------------------------------------------------------------------------------
        EDUCATION - 1.7%
        EDUCATION
        State Educational Facilities Authority:
         Pooled College & University Project,

                      6.300%           04/01/21                          $ 1,000     $ 1,077
         Loyola Marymount University,
         Series 1997,
                      5.000%           10/01/22                              600         583
        Statewide Communities Development Corp.,
         J. Paul Getty Trust Center,
                      5.000%           10/01/23                            4,500       4,374
                                                                                  -----------
                                                                                       6,034
                                                                                  -----------

       .......................................................................................
        HEALTHCARE - 2.1%
        HOSPITALS
        Contra Costa County,
         Merrithew Memorial Hospital,
                      5.375%           11/01/17                            2,000       2,040
        Duarte, City of Hope
         National Medical Center,
         Series 1993,
                      6.000%           04/01/08                              500         526
        Riverside County Asset Leasing Corp.,
         Riverside County Hospital Project, Series B,
                      5.700%           06/01/16                            2,500       2,700
        State Health Facilities Financing Authority,
         Catholic Healthcare West, Series 1994-A,
                      4.750%           07/01/19                            2,000       1,881
                                                                                  -----------
                                                                                       7,147
                                                                                  -----------

       .......................................................................................
        HOUSING - 5.8%
        ASSISTED LIVING/SENIOR - 0.4%
        Abageskaton Gold River Lodge,
                      6.375%           11/15/28                            1,400       1,377
                                                                                  -----------

        MULTI-FAMILY - 0.1%
        Santa Rosa, Chanate Lodge Project,
         Series 1992,
                      6.625%           12/01/02                              210         222
                                                                                  -----------

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
       MUNICIPAL BONDS - CONT.                                               PAR       VALUE
       ---------------------------------------------------------------------------------------
        HOUSING - CONT.
        SINGLE FAMILY - 5.3%
        Commonwealth of Puerto Rico Housing Finance Corp.,
         Series B,
                      7.650%           10/15/22                            $ 335       $ 355
        Southern California
         Home Financing Authority:
                      7.625%           10/01/22                              935         971
         Series 1990 A,
                      7.625%           10/01/23                              380         399
        State Housing Finance Agency:
         Series A-1, Class I,
                      5.950%           08/01/16                            3,000       3,165
         Series B,
                      8.600%           08/01/19                            2,365       2,417
         Series 1990 D,
                      7.750%           08/01/10                              635         672
         Series 1997 B,
                      6.000%           08/01/16                            1,600       1,692
        State Rural Home Mortgage Finance Authority:
         Series A-2,
                      7.000%           09/01/29                            3,795       4,305
         Series 1995 B,
                      7.750%           09/01/26                            2,375       2,760
         Series 1998 B-4,
                      5.750%           12/01/29                            1,675       1,843
        Stockton, Series 1990 A,
                      7.400%           08/01/05                               30          31
                                                                                  -----------
                                                                                      18,610
                                                                                  -----------

       .......................................................................................
        OTHER - 17.8%
        POOL/BOND BANK - 1.0%
        State Public Capital Improvements
         Financing Authority,
         Joint Powers Agency, Series 1988 A,
                      8.500%           03/01/18                            3,500       3,582
                                                                                  -----------

        REFUNDED/ESCROWED (a) - 16.8%
        Alum Rock Unified Elementary School
         District,
                               (b)     09/01/15                            1,825         606
        Carlsbad Unified School District,
         Community Facility District No. 5,
         Series 1990,
                      7.650%           09/01/14                            1,000       1,061

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
        Colton Public Financing Authority,
         Series 1995,
                      7.500%           10/01/20                          $ 3,000     $ 3,495
        Commerce Joint Powers Financing  Authority:
         Multiple Project Loans,
         Series 1991 A,
                      8.000%           03/01/21                            1,000       1,116
        Desert Hospital, Certificate of
         Participation, Series 1990,
                      8.100%           07/01/20                            1,750       1,921
        Empire Union School District,
         Mello-Roos Financing, Series 1990 A,
                      7.400%           10/01/15                            1,000       1,094
        Fontana Public Financing Authority,
         North Fontana Redevelopment,
         Series 1991 A,
                      7.750%           12/01/20                              785         889
        Fresno Unified School District, Phase VI,
         Series 1991 A,
                      7.200%           05/01/11                            1,000       1,101
        Glendora Public Financing Authority,
         Series B,
                      7.625%           09/01/10                              850         902
        La Quinta Redevelopment Agency,
         Series 1990,
                      8.400%           09/01/12                            1,000       1,110
        Local Government Power Authority,
         Anaheim Redevelopment Agency,
         Series 1986 A,
                      8.200%           09/01/15                            4,500       4,606
        Los Angeles Convention & Exhibit Center,
         Series 1985,
                      9.000%           12/01/20                              500         650
        Los Angeles County Transportation,
         Metro Train Series 1991 A,
                      6.900%           07/01/21                            1,000       1,100
        Mojave Water Agency,
         Morongo Basin Pipeline,
         Series 1991,
                      6.950%           09/01/21                            1,000       1,106
        Moreno Valley Unified School District,
                      7.400%           09/01/16                               20          22

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
       MUNICIPAL BONDS - CONT.                                               PAR       VALUE
       ---------------------------------------------------------------------------------------
        OTHER - CONT.
        REFUNDED/ESCROWED (a) - CONT.
        Murrietta County Water District,
         Series 1991,
                      8.300%           10/01/21                          $ 1,000     $ 1,144
        Orange County Community Facility:
         District 87-4,
         Series 1990 A,
                      8.000%           08/15/15                            1,000       1,100
         District 87-3, Mello-Roos,
                      7.800%           08/15/15                            2,000       2,193
        Pomona, Series 1990 B,
                      7.500%           08/01/23                            1,000       1,298
        PR Commonwealth of Puerto Rico,
         Series 1991
                      7.300%           07/01/20                            1,200       1,298
        PR Commonwealth of Puerto Rico Electric
         Power Authority, Series 1989 N,
                      7.000%           07/01/07                              635         663
        Rancho Mirage Joint Powers
         Financing Authority,
         Series 1991 A,
                      7.500%           04/01/17                            1,545       1,708
        Riverside County, Series 1989 A,
                      7.800%           05/01/21                            2,500       3,359
        Riverside Public Financing Authority,
         Series A,
                      8.000%           02/01/18                              590         657
        Rocklin, Stanford Ranch Community Facilities,
         District,  Series 1990,
                      8.100%           11/01/15                            1,000       1,109
        Sacramento City Financing Authority,
         Series 1991,
                      6.800%           11/01/20                            2,500       2,763
        Sacramento Unified School,
         Community Facilities District No. 1,
         Series B,
                      7.300%           09/01/13                            1,760       2,011
        San Joaquin Hills Transportation
         Corridor Agency, Series 1993,
                               (b)     01/01/20                           15,400       5,129
        Santa Fe Springs Redevelopment Agency,
         Consolidated Redevelopment Project,
         Series 1992 A,
                      6.400%           09/01/22                            4,585       5,070

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
        Soledad Redevelopment Agency Project,
         Series 1992,
                      7.400%           11/01/12                            $ 935     $ 1,070
        State Health Facilities Financing  Authority,
         Children's Hospital of Los Angeles,
         Series 1991 A
                      7.125%           06/01/21                            2,000       2,205
        State Pollution Control Financing Authority,
         North California Recycling Center,
         Series 1991 A,
                      6.750%           07/01/17                            1,000       1,105
        Stockton Community Facilities District,
         Series 2,
                      7.750%           08/01/15                            1,000       1,094
        Watsonville Mammoth Lakes,
         Series B,
                      7.875%           06/01/11                              500         560
        Westminster Redevelopment Agency,
         Project No. 1,
         Series 1993,
                      6.200%           08/01/23                            1,000       1,098
        Virgin Islands Public Financing,
         Series 1992 A,
                      7.250%           10/01/18                            1,000       1,139
                                                                                  -----------
                                                                                      58,552
                                                                                  -----------

       .......................................................................................
        TAX-BACKED - 54.5%
        LOCAL APPROPRIATED - 17.9%
        Alameda County Capital
        Projects:
         Series 1989,
                               (b)     06/15/14                            2,185         973
         Series 1997,
                      5.000%           06/01/22                              500         486
        Anaheim Public Financing Authority,
         Series C,
                      6.000%           09/01/14                            3,500       3,946
        Anderson Water, Certificate of Participation,
                      7.900%           12/01/11                              610         646
        Bishop, Escalon & Lemoore Cities,
         Series 1991 A,
                      7.700%           05/01/11                              700         747
        Compton Civic Center Project,
                      5.500%           09/01/15                            3,000       3,037

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
       MUNICIPAL BONDS - CONT.                                               PAR       VALUE
       ---------------------------------------------------------------------------------------
        TAX-BACKED - CONT.
        LOCAL APPROPRIATED - CONT.
        Grossmont Unified High School District,
         1991 Capital Projects,
                               (b)     11/15/06                          $ 4,500     $ 3,104
        Los Angeles Convention & Exhibition
         Authority, Series 1993 A,
                      6.125%           08/15/11                            5,000       5,689
        Los Angeles County Public Works
         Financing Authority, Series A,
                      5.250%           09/01/14                            3,740       3,819
        Modesto, Community Center Project,
         Series 1993 A,
                      5.000%           11/01/23                            2,235       2,219
         Pasadena Civic Improvement Corp.,
         Series 1996,
                      5.250%           02/01/16                            3,020       3,051
        Rancho Mirage Joint Powers Financing
         Authority, Civic Center, Series 1991 A,
                      7.500%           04/01/17                              455         494
        Riverside County, Historic Courthouse Project,
                      5.750%           11/01/17                            2,255       2,415
        Sacramento City Financing Authority,
         Series A,
                      5.375%           11/01/14                            4,000       4,215
        Sacramento County, Public Facilities Project,
                      5.375%           02/01/19                            6,000       6,109
        San Mateo County Board of Education,
         Series 1991,
                      7.100%           05/01/21                              750         780
        Santa Ana Financing Authority,
         Police Holding Facility, Series 1994 A,
                      6.250%           07/01/18                            6,035       6,974
        Santa Clara County Financing Authority,
         Series A,
                      5.000%           11/15/17                            3,500       3,445
        Stanislaus County, Series A,
                      5.250%           05/01/18                            4,000       4,024
        Tehachapi Water and Sewer District,
                      8.200%           11/01/20                            2,000       2,165
        Victor Elementary School District,
         Series 1996,
                      6.450%           05/01/18                            3,345       3,929
                                                                                  -----------
                                                                                      62,267
                                                                                  -----------

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
        LOCAL GENERAL OBLIGATIONS - 8.2%
        Benicia Unified School District:
         Series A,
                               (b)     08/01/16                          $ 1,355       $ 541
         Series 1994 C,
                      6.450%           06/01/19                            3,870       4,412
        Cabrillo Unified School District,
         Series 1996 A,
                               (b)     08/01/15                            3,000       1,268
        Central School District,
         San Bernardino County, Series A,
                      7.050%           05/01/16                              750         816
        Central Unified School District,
                               (b)     03/01/18                           20,065       7,343
        East Whittier City School District,
         Series A,
                      5.750%           08/01/17                            1,675       1,826
        Fillmore Unified School District,
         Series A:
                               (b)     07/01/11                              950         508
                               (b)     07/01/12                              980         493
                               (b)     07/01/17                              650         247
        Franklin-McKinley School District,
         Series A,
                      5.250%           07/01/16                            1,705       1,727
        Los Angeles Unified School District,
         Series A,
                      5.000%           07/01/21                            5,000       4,867
        Rocklin Unified School District,
         Series 1991 C,
                               (b)     07/01/20                            6,920       2,223
        Simi Valley Unified School District,
         Series 1997,
                      5.250%           08/01/22                              925         952
        Whisman School District,
         Series 1996 A:
                               (b)     08/01/15                            1,595         674
                               (b)     08/01/16                            1,645         656
                                                                                  -----------
                                                                                      28,553
                                                                                  -----------

        SPECIAL NON-PROPERTY TAX - 2.5%
        Los Angeles County Metropolitan
         Transportation Authority, Series 1995 A,
                      5.000%           07/01/25                            2,500       2,424

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
       MUNICIPAL BONDS - CONT.                                               PAR       VALUE
       ---------------------------------------------------------------------------------------
        TAX-BACKED - CONT.
        SPECIAL NON-PROPERTY TAX - CONT.
        PR Commonwealth of Puerto Rico
         Highway & Transportation Authority:
         Series W,
                      5.500%           07/01/09                            $ 580       $ 629
         Series 1996 Y,
                      6.250%           07/01/12                            3,000       3,458
        Riverside County Transportation
         Commission,  Series 1996 A,
                      6.000%           06/01/09                            2,000       2,253
                                                                                  -----------
                                                                                       8,764
                                                                                  -----------
        SPECIAL PROPERTY TAX - 16.8%
        Anaheim Public Financing  Authority,
         Series A,
                      5.250%           02/01/18                            3,000       3,026
        Carson, Series 1992,
                      7.375%           09/02/22                              935       1,003
        Cerritos Public Financing Authority,
         Los Coyotes Redevelopment Project,
         Series 1993 A,
                      6.500%           11/01/23                            2,000       2,409
        Concord Redevelopment Agency,
         Central Concord Project, Series 1988-3,
                      8.000%           07/01/18                               25          26
        Contra Costa County Public Financing
         Authority, Series 1992 A,
                      7.100%           08/01/22                            1,000       1,095
        Corona Community Facility District,
         Foothill Ranch, Series 1990 A-1,
                      8.350%           09/01/20                            1,000       1,021
        Costa Mesa Public Financing,
         Series 1991 A,
                      7.100%           08/01/21                              890         938
        Elk Grove Unified School District,
         Community Facilities,
         Series 1995:
                               (b)     12/01/18                            2,720         958
                      6.500%           12/01/08                            1,000       1,165
                      6.500%           12/01/24                            4,055       4,902
        Fontana Redevelopment Agency,
         Jurupa Hills Project, Series 1997 A,
                      5.500%           10/01/27                            1,400       1,417

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
        La Mirada Redevelopment Agency,
         Civic Theater Project, Series 1998,
                      5.700%           10/01/20                          $ 1,000     $ 1,001
        Los Angeles Community Redevelopment Agency,
         Hollywood Redevelopment Project,  Series 1998 C,
                      5.375%           07/01/18                            1,665       1,735
        Oakland Redevelopment Agency, Central
         District Redevelopment Project, Series 1992,
                      5.500%           02/01/14                            8,400       8,971
        Rancho Cucamonga Redevelopment Agency,
         Series 1996,
                      5.250%           09/01/16                            4,000       4,044
        Richmond Joint Powers Financing
         Authority, Series 1990 A,
                      7.700%           10/01/10                              870         939
        Riverside County Public Financing Authority:
         Series 1991 A,
                      8.000%           02/01/18                              410         441
         Redevelopment Projects, Series A,
                      5.250%           10/01/16                            3,120       3,098
        Riverside Unified School District,
         Community Facilities District No. 2,
         Series 1993 A,
                      7.250%           09/01/18                            1,000       1,078
        San Diego, Miramar Ranch North,
         Series 1998,
                      5.375%           09/01/13                            2,830       2,949
        San Jose Redevelopment Agency,
         Merged Area Redevelopment Project:
         Series 1993,
                      5.000%           08/01/21                            1,500       1,458
         Series 1998,
                      5.000%           08/01/21                            8,665       8,434
        Santa Fe Springs Redevelopment Agency,
         Consolidated Redevelopment Project,
         Series 1992 A,
                      6.400%           09/01/22                            2,690       2,942
        Santa Margarita/Dana Point Authority,
         Series 1994 B,
                      7.250%           08/01/13                            2,000       2,512
        Torrance Redevelopment Agency,
         Downtown Redevelopment Project,
         Series 1992,
                      7.125%           09/01/21                            1,000       1,083
                                                                                  -----------
                                                                                      58,645
                                                                                  -----------

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
       MUNICIPAL BONDS - CONT.                                               PAR       VALUE
       ---------------------------------------------------------------------------------------
        TAX-BACKED - CONT.
        STATE APPROPRIATED - 4.6%
        PR Commonwealth of Puerto Rico, Public
         Buildings Authority, Series 1993 M,
                      5.700%           07/01/16                          $ 2,250     $ 2,352
        State Public Works Board:
         Department of Corrections Corcoran II Project,
         Series 1996 A,
                      5.250%           01/01/21                            4,000       4,002
         Secretary of State & State Archives, Series 1992 A,
                      6.500%           12/01/08                            1,000       1,162
         State Prisons, Series 1993 A,
                      5.000%           12/01/19                            6,000       5,992
         Various State Prisons Projects, Series 1993 A,
                      5.250%           12/01/13                            2,500       2,613
                                                                                  -----------
                                                                                      16,121
                                                                                  -----------

        STATE GENERAL OBLIGATIONS - 4.5% PR Commonwealth of Puerto Rico:
                      6.500%           07/01/14                            2,000       2,368
         Aqueduct & Sewer Authority:
                      6.000%           07/01/09                            1,250       1,408
                      6.250%           07/01/13                            2,750       3,175
         Series 1995,
                      5.650%           07/01/15                            1,000       1,089

        State of California:
                      5.500%           04/01/12                            2,770       2,977
                     10.000%           02/01/10                            2,000       2,931
         Series 1995,
                     10.000%           10/01/06                            1,185       1,629
                                                                                  -----------
                                                                                      15,577
                                                                                  -----------

       .......................................................................................
        TRANSPORTATION - 3.5%
        AIRPORT - 0.9%
        Los Angeles Department of Airports,
         Los Angeles International Airport,
         Series 1995 D,
                      5.500%           05/15/15                            3,025       3,105
                                                                                 ------------

        TRANSPORTATION - 2.6%
        Los Angeles Habor Department,
         Series 1996 B,
                      5.375%           11/01/19                            8,750       8,835

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
       UTILITY - 12.3%
        INDIVIDUAL POWER PRODUCER - 2.0%
        Sacramento Cogeneration Authority,
         Procter & Gamble Project, Series 1995,
                      6.500%           07/01/21                          $ 6,500     $ 7,100
                                                                                  -----------

        INVESTOR OWNED - 1.5%
        State Pollution Control Finance Authority,
         San Diego Gas & Electric Co., Series 1996 A,
                      5.900%           06/01/14                            4,650       5,114
                                                                                  -----------

        MUNICIPAL ELECTRIC - 2.1%
        PR Commonwealth of Puerto Rico Electric
         Power Authority:
         Series 1989 N,
                      7.000%           07/01/07                              365         380
         Series 1989 O,
                               (b)     07/01/17                            2,490         953
        Reading, Electric Systems,
         IFRN (variable rate), Series 1992 A,
                      9.106%           07/08/22                              750         979
        Sacramento Municipal Utilities District:
         Series 1993 G,
                      6.500%           09/01/13                            1,500       1,770
         Series K,
                      5.700%           07/01/17                            1,500       1,629
        Turlock Irrigation District,
         Series 1996 A:
                      6.000%           01/01/11                            1,000       1,123
                      6.000%           01/01/12                              500         562
                                                                                  -----------
                                                                                       7,396
                                                                                  -----------

        WATER & SEWER - 6.7%
        Big Bear Lake, Series 1996,
                      6.000%           04/01/15                            1,350       1,518
        Compton, Sewer Revenue,
         Series 1998,
                      5.375%           09/01/23                            1,320       1,296
        Contra Costa Water District,
         Series 1994 G,
                      5.000%           10/01/24                            5,000       4,850
        Fresno, Series 1995 A:
                      6.000%           09/01/09                            1,525       1,721
                      6.000%           09/01/10                            1,420       1,604
        Metropolitan Water District
         IFRN (variable rate),
                      7.680%           08/05/22                            2,000       2,223

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
       MUNICIPAL BONDS - CONT.                                               PAR       VALUE
       ---------------------------------------------------------------------------------------
        UTILITY - CONT.
        WATER & SEWER - CONT.
        Mojave Water Agency Morongo Basin,
                      5.800%           09/01/22                          $ 4,000     $ 4,257
        San Diego County Water Authority,
         Series 1997 A,
                      5.750%           05/01/11                            2,100       2,316
        Santa Maria, Series A,
                               (b)     08/01/14                            2,000         885
        State Department of Water Resources,
         Central Valley Project, Series 1996 O,
                      4.750%           12/01/25                            2,750       2,574
                                                                                  -----------
                                                                                      23,244
                                                                                  -----------

       TOTAL MUNICIPAL BONDS (cost of $314,240)                                      340,245
                                                                                  -----------


       OPTIONS - 0.0%                                              CONTRACTS
       ---------------------------------------------------------------------------------------
        September 1998 Treasury Bond Put,
        Strike price 116, Expiration 08/22/98
        (cost of $204)                                                    25,600           4
                                                                                  -----------

       TOTAL INVESTMENTS - (cost of $314,444) (c)                                    340,249
                                                                                  -----------

       SHORT TERM OBLIGATIONS - 1.5%                                         PAR
       ---------------------------------------------------------------------------------------
       VARIABLE RATE DEMAND NOTES (d)
        FL Pinellas County Health Facilities
         Authority, Series 1985,
                      3.700%           12/01/15                          $ 1,100       1,100
        ID State Health Facilities Authority,
         St. Lukes Regional Medical Facility,
         Series 1995,
                      3.700%           05/01/22                              300         300
        IL State Educational Facilities Authority,
                      3.800%           12/01/25                              300         300
        MS Perry County, Leaf River Project,
                      3.700%           03/01/02                            1,400       1,400
        NM Farmington, Arizona Public Service Co.,
         Four Corners Project, Series 1994 B,
                      3.700%           09/01/24                            1,600       1,600
        NY Niagara Mohawk Series 1985 A,
                      3.850%           07/01/15                              400         400
                                                                                  -----------

       TOTAL SHORT-TERM OBLIGATIONS                                                    5,100
                                                                                  -----------

                         Investment Portfolio/July 31, 1998
       ---------------------------------------------------------------------------------------
       OTHER ASSETS & LIABILITIES, NET - 0.8%                                          2,864
       ---------------------------------------------------------------------------------------

       NET ASSETS - 100%                                                            $348,213
                                                                                  -----------



       NOTES TO INVESTMENT PORTFOLIO:
       ------------------------------------------------------------------------
       (a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
       (b) Zero coupon bond.
       (c) Cost for federal income tax purposes is the same. (d) Variable rate demand notes are considered short-term obligations.
             Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1998.


                   Acronym                                      Name
                 ------------                   ----------------------------------
                    IFRN                           Inverse Floating Rate Note



See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $314,444)                                             $ 340,249
Short-term obligations                                                               5,100
                                                                                 ----------
                                                                                   345,349
Receivable for:
  Interest                                                        $5,529
  Investments sold                                                   318
  Fund shares sold                                                   211
Other                                                                 62             6,120
                                                                  -------        ----------
    Total Assets                                                                   351,469

LIABILITIES
Payable for:
  Investments purchased                                            2,379
  Distributions                                                      459
  Fund shares repurchased                                            389
Accrued:
  Deferred trustees fees                                               7
Other                                                                 22
                                                                  -------
    Total Liabilities                                                                3,256
                                                                                 ----------

NET ASSETS                                                                       $ 348,213
                                                                                 ----------

Net asset value & redemption price per share -
Class A ($246,335/32,429)                                                            $7.60 (a)
                                                                                 ----------
Maximum offering price per share - Class A
($7.60/0.9525)                                                                       $7.98 (b)
                                                                                 ----------
Net asset value & offering price per share -
Class B ($98,373/12,950)                                                             $7.60 (a)
                                                                                 ----------
Net asset value & offering price per share -
Class C ($3,505/461)                                                                 $7.60 (a)
                                                                                 ----------

COMPOSITION OF NET ASSETS
Capital paid in                                                                  $ 324,887
Overdistributed net investment income                                                 (319)
Accumulated net realized loss                                                       (2,160)
Net unrealized appreciation                                                         25,805
                                                                                 ----------
                                                                                 $ 348,213
                                                                                 ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1998
                                  (UNAUDITED)


(in thousands)

INVESTMENT INCOME
Interest                                                                                       $ 9,708

EXPENSES
Management fee                                                                  $ 875
Service fee                                                                       263
Distribution fee - Class B                                                        371
Distribution fee - Class C                                                          2
Transfer agent                                                                    259
Bookkeeping fee                                                                    66
Audit fee                                                                          16
Trustees fee                                                                       12
Legal fee                                                                           3
Custodian fee                                                                       4
Registration fee                                                                   13
Reports to shareholders                                                             5
Other                                                                              12
                                                                                ------
                                                                                1,901
Fees waived by the Distributor - Class C                                            3            1,904
                                                                                ------         --------
      Net Investment Income                                                                      7,804
                                                                                               --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain                                                                                1,538
Net unrealized depreciation                                                                     (5,247)
                                                                                               --------
          Net Loss                                                                              (3,709)
                                                                                               --------
Increase in Net Assets from Operations                                                         $ 4,095
                                                                                               --------

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               (Unaudited)
                                                               Six months              Year
                                                                 ended                 ended
(in thousands)                                                  July 31              January 31
                                                                -------              ----------
INCREASE (DECREASE) IN NET ASSETS                                 1998                 1998 (a)
Operations:
Net investment income                                          $   7,804              $  16,823
Net realized gain                                                  1,538                  3,009
Net unrealized appreciation (depreciation)                        (5,247)                17,005
                                                               ---------              ---------
    Net Increase from Operations                                   4,095                 36,837
Distributions:
From net investment income - Class A                              (5,814)               (12,766)
In excess of net investment income - Class A                        (328)                   (22)
From net realized gains - Class A                                     --                 (2,150)
In excess of net realized gains - Class A                         (1,054)                  (134)
From net investment income - Class B                              (1,941)                (4,231)
In excess of net investment income - Class B                        (110)                    (7)
From net realized gains - Class B                                     --                   (855)
In excess of net realized gains - Class B                           (420)                   (53)
From net investment income - Class C                                 (49)                    (8)
In excess of net investment income - Class C                          (3)                    --
From net realized gains - Class C                                     --                     (5)
In excess of net realized gains - Class C                            (15)                    --
                                                               ---------              ---------
                                                                  (5,639)                16,606
                                                               ---------              ---------
Fund Share Transactions:
Receipts for shares sold - Class A                                 6,795                 17,872
Value of distributions reinvested - Class A                        3,621                  6,896
Cost of shares repurchased - Class A                             (15,888)               (44,923)
                                                               ---------              ---------
                                                                  (5,472)               (20,155)
                                                               ---------              ---------
Receipts for shares sold - Class B                                 6,399                  6,656
Value of distributions reinvested - Class B                        1,505                  2,880
Cost of shares repurchased - Class B                              (9,598)               (13,410)
                                                               ---------              ---------
                                                                  (1,694)                (3,874)
                                                               ---------              ---------
Receipts for shares sold - Class C                                 3,149                    631
Value of distributions reinvested - Class C                           58                     10
Cost of shares repurchased - Class C                                (244)                   (89)
                                                               ---------              ---------
                                                                   2,963                    552
                                                               ---------              ---------
    Net Decrease from Fund Share Transactions                     (4,203)               (23,477)
                                                               ---------              ---------
        Total Decrease                                            (9,842)                (6,871)
NET ASSETS
Beginning of period                                              358,055                364,926
                                                               ---------              ---------
End of period (net of overdistributed
  net investment income of $319 and
  $7, respectively)                                            $ 348,213              $ 358,055
                                                               ---------              ---------

(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.


                                                       (Unaudited)
                                                       Six months            Year
                                                          ended              ended
(in thousands)                                           July 31          January 31
                                                         -------          ----------
NUMBER OF FUND SHARES                                     1998              1998 (a)
Sold - Class A                                              891              2,386
Issued for distributions reinvested - Class A               474                918
Repurchased - Class A                                    (2,081)            (5,994)
                                                         ------             ------
                                                           (716)            (2,690)
                                                         ------             ------
Sold - Class B                                              838                889
Issued for distributions reinvested - Class B               197                383
Repurchased - Class B                                    (1,255)            (1,792)
                                                         ------             ------
                                                           (220)              (520)
                                                         ------             ------
Sold - Class C                                              413                 83
Issued for distributions reinvested - Class C                 8                  1
Repurchased - Class C                                       (32)               (12)
                                                         ------             ------
                                                            389                 72
                                                         ------             ------

(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial California Tax-Exempt Fund, (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

                   Notes to Financial Statements/July 31, 1998

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost  is   determined   and  gains  and  losses  are  based  upon  the  specific
identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting

Notes to Financial Statements/July 31, 1998

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

        Average Net Assets                Annual Fee Rate
         First $2 billion                      0.50%
          Over $2 billion                      0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING   DISCOUNTS,   SERVICE  AND   DISTRIBUTION   FEES:   Liberty  Funds
Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended July 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $92,033 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $128,548, and $1,907 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

              Valuation of shares                       Annual
          outstanding on the 20th of                     Fee
         each month which were issued                    Rate
         ----------------------------                    ----
          Prior to November 30, 1994                    0.10%
         On or after December 1, 1994                   0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average net assets.

Notes to Financial Statements/July 31, 1998

For the six months ended July 31, 1998, the Fund's operating expenses did not exceed the 0.80% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: For the six months ended July 31, 1998, purchases and sales
of  investments,   other  than  short-term  obligations,  were  $20,282,501  and
$24,588,499, respectively.

Unrealized appreciation (depreciation) at July 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

       Gross unrealized appreciation                   $26,123,974
       Gross unrealized depreciation                      (318,575)
                                                       ------------
               Net unrealized appreciation             $25,805,399
                                                       ------------

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of

                  Notes to Financial Statements/July 31, 1998

NOTE 5. LINE OF CREDIT - CONT.

the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended July 31, 1998.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                    (Unaudited)
                                                               Six months ended July 31
                                                                          1998
                                                     Class A            Class B           Class C
                                                     -------            -------           -------
Net asset value -
   Beginning of period                              $   7.720           $ 7.720           $ 7.720
                                                    ---------           -------           -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
   income                                               0.181             0.151             0.163 (a)
Net realized and
   unrealized loss                                     (0.080)           (0.080)           (0.080)
                                                    ---------           -------           -------
   Total from Investment
     Operations                                         0.101             0.071             0.083
                                                    ---------           -------           -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.178)           (0.150)           (0.161)
In excess of net investment
   income                                              (0.010)           (0.008)           (0.009)
In excess of net realized
   gains                                               (0.033)           (0.033)           (0.033)
                                                    ---------           -------           -------
   Total Distributions
     Declared to Shareholders                          (0.221)           (0.191)           (0.203)
                                                    ---------           -------           -------
Net asset value -
   End of period                                    $   7.600           $ 7.600           $ 7.600
                                                    =========           =======           =======

Total return (b)(c)                                      1.34%             0.94%             1.10% (d)
                                                    =========           =======           =======

RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                         0.87%              1.62%             1.32% (a)
Net investment
   income (e)(f)                                        4.68%              3.93%             4.23% (a)
Portfolio turnover (c)                                     6%                 6%                6%
Net assets at end
   of period (000)                                  $246,335            $98,373           $ 3,505


(a) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Not annualized.

(d) Had the Distributor not waived a portion of the Distribution fee, total return would have been reduced.

(e)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact.

(f)  Annualized.

                          FINANCIAL HIGHLIGHTS - Cont.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                       Year ended January 31
                                                                                1998
                                                          Class A              Class B           Class C   (b)
                                                          -------              -------           -------   ---
Net asset value -
   Beginning of period                                   $   7.370           $   7.370           $ 7.660
                                                         ---------           ---------           -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
   income (a)                                                0.366               0.310             0.164 (c)
Net realized and
   unrealized gain (loss)                                    0.426               0.426             0.132
                                                         ---------           ---------           -------
   Total from Investment
     Operations                                              0.792               0.736             0.296
                                                         ---------           ---------           -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.369)             (0.313)           (0.167)
In excess of net investment
   income                                                   (0.004)             (0.004)               --
From net realized gains                                     (0.068)             (0.068)           (0.069)
In excess of net realized
   gains                                                    (0.001)             (0.001)               --
                                                         ---------           ---------           -------
   Total Distributions
     Declared to Shareholders                               (0.442)             (0.386)           (0.236)
                                                         ---------           ---------           -------
Net asset value -
   End of period                                         $   7.720           $   7.720           $ 7.720
                                                         =========           =========           =======

Total return (d)                                            11.05%              10.23%              3.93% (e)(f)
                                                         =========           =========           =======

RATIOS TO AVERAGE NET ASSETS
Expenses (h)                                                 0.87%               1.62%              1.32% (c)(i)
Net investment
   income (h)                                                4.92%               4.17%              4.32% (c)(i)
Fees and expenses waived
or borne by the Adviser (h)                                    --                  --                 --
Portfolio turnover                                             31%                 31%                31%
Net assets at end
   of period (000)                                       $255,838            $101,657            $   560

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:

              $ -             $ -            $ -

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

                              Year ended January 31
                      1997                             1996
             Class A         Class B         Class A           Class B
             -------         -------         -------           -------
            $  7.540        $  7.540        $  6.870          $  6.870
            ---------       ---------       ---------         ---------


               0.386           0.331           0.388             0.334

              (0.173)         (0.173)          0.671             0.671
            ---------       ---------       ---------         ---------

               0.213           0.158           1.059             1.005
            ---------       ---------       ---------         ---------

              (0.383)         (0.328)         (0.389)           (0.335)

                   -               -               -                 -
                   -               -               -                 -

                   -               -               -                 -
            ---------       ---------       ---------         ---------

              (0.383)         (0.328)         (0.389)           (0.335)
            ---------       ---------       ---------         ---------

            $  7.370        $  7.370        $  7.540          $  7.540
            ---------       ---------       ---------         ---------
               2.98%           2.21%          15.78%(g)         14.94%(g)
            ---------       ---------       ---------         ---------


               0.88%           1.63%           0.89%             1.64%

               5.23%           4.48%           5.33%             4.58%

                   -               -           0.01%             0.01%
                 25%             25%             47%               47%

            $264,053        $100,873        $304,581          $106,925


            $      -        $      -        $  0.001          $  0.001


(f) Had the Distributor not waived a portion of the Distribution fee, total return would have been reduced.

(g) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact.

(i)  Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:


                                                                    Year ended January 31
                                                              1995                         1994
                                                      Class A       Class B       Class A        Class B
                                                      -------       -------       -------        -------
Net asset value -
   Beginning of period                              $   7.660      $  7.660      $   7.350      $   7.350
                                                    ---------      --------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
   income (a)                                           0.413         0.360          0.434          0.378
Net realized and
   unrealized gain (loss)                              (0.791)       (0.791)         0.315          0.315
                                                    ---------      --------      ---------      ---------

   Total from Investment
     Operations                                        (0.378)       (0.431)         0.749          0.693
                                                    ---------      --------      ---------      ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
   income                                              (0.412)       (0.359)        (0.439)        (0.383)
                                                    ---------      --------      ---------      ---------

Net asset value -
   End of period                                    $   6.870      $  6.870      $   7.660      $   7.660
                                                    =========      ========      =========      =========

Total return (b) (c)                                   (4.83%)       (5.55%)        10.44%          9.63%
                                                    =========      ========      =========      =========

RATIOS TO AVERAGE NET ASSETS
Expenses                                                0.77%         1.52%          0.75%          1.50%
Net investment
  income                                                5.91%         5.16%          5.73%          4.98%
Fees and expenses
  waived or borne
  by the Adviser                                        0.06%         0.06%          0.08%          0.08%
Portfolio turnover                                        47%           47%            17%            17%
Net assets at end
   of period (000)                                  $301,912       $98,975       $379,987       $104,578


(a) Net of fees and expenses waived or borne by the Adviser which amounted to:

              $ 0.004       $ 0.004         $ 0.006         $ 0.006

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call us directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.



(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE
CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ........................ press 1

For account information ......................................................... press 2

To speak to a service representative ............................................ press 3

For yield and total return information .......................................... press 4

For duplicate statements or new supply of checks ................................ press 5

To order duplicate tax forms and year-end statements ............................ press 6
(February through May)

To review your options at any time during your call ............................. press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL
LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial California Tax-Exempt Fund is:
Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial California Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.


*Effective October 1, 1998, Colonial Investors Service Center, Inc. -- the Transfer Agent for Colonial, Stein Roe Advisor and Newport Funds -- will change its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


[LIBERTY LOGO]   L I B E R T Y
                 COLONIAL FUNDS - STEIN ROE ADVISOR FUNDS - NEWPORT FUNDS

                 LIBERTY FUNDS DISTRIBUTOR, INC. @1998
                 ONE FINANCIAL CENTER, BOSTON, MA 02111-2621, 1-800-426-3750
                 VISIT US AT www.libertyfunds.com



                                                  CA-03/738F-0798 (9/98)98/925